Parametric
Tax-Managed Emerging Markets Fund
September 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 98.9%
Security	Shares	Value
Argentina — 0.7%
Banco BBVA Argentina S.A.	255,000	$ 256,829
Banco Macro S.A., Class B	411,000	571,234
IRSA Inversiones y Representaciones S.A.(1)	524,460	211,624
IRSA Inversiones y Representaciones S.A. ADR(1)	13,228	53,838
MercadoLibre, Inc.(1)	1,636	1,354,248
Pampa Energia S.A. ADR(1)	3,775	85,957
Transportadora de Gas del Sur S.A.(1)	315,000	466,557
Transportadora de Gas del Sur S.A. ADR(1)(2)	29,831	220,153
		$ 3,220,440
Bahrain — 0.9%
Ahli United Bank BSC	3,320,948	$ 3,102,180
Al Salam Bank BSC	5,020,868	1,152,930
GFH Financial Group BSC	956,057	249,274
		$ 4,504,384
Bangladesh — 0.6%
Al-Arafah Islami Bank, Ltd.	329,780	$ 76,788
Bangladesh Export Import Co., Ltd.	247,636	326,168
Beximco Pharmaceuticals, Ltd.	79,073	132,754
British American Tobacco Bangladesh Co., Ltd.	21,052	107,776
Grameenphone, Ltd.	72,336	204,680
Jamuna Oil Co., Ltd.	50,340	83,336
Khulna Power Co., Ltd.	231,595	60,441
LafargeHolcim Bangladesh, Ltd.	194,809	144,407
LankaBangla Finance, Ltd.	629,970	161,471
Meghna Petroleum, Ltd.	38,062	76,270
MJL Bangladesh, Ltd.	62,177	54,732
Olympic Industries, Ltd.	99,202	126,402
Padma Oil Co., Ltd.	25,811	53,329
Pubali Bank, Ltd.	399,988	109,603
Social Islami Bank, Ltd.	1,394,460	169,177
Square Pharmaceuticals, Ltd.	292,370	605,212
Summit Power, Ltd.	372,759	125,187
Titas Gas Transmission & Distribution Co., Ltd.	163,853	66,096
Unique Hotel & Resorts, Ltd.	394,668	291,160
United Commercial Bank, Ltd.(1)	1,185,390	151,814
		$ 3,126,803
Botswana — 0.6%
Absa Bank Botswana, Ltd.	525,892	$ 194,875
Botswana Insurance Holdings, Ltd.	307,039	406,324
First National Bank of Botswana, Ltd.	2,893,776	685,437
Security	Shares	Value
Botswana (continued)
Letshego Holdings, Ltd.	2,688,951	$ 258,706
Sechaba Breweries Holdings, Ltd.	1,014,134	1,358,101
		$ 2,903,443
Brazil — 5.0%
Alpargatas S.A., PFC Shares	29,100	$ 114,742
AMBEV S.A.	334,325	963,121
Americanas S.A.	85,210	268,219
Arezzo Industria e Comercio S.A.	8,000	145,945
B3 S.A. - Brasil Bolsa Balcao	76,655	185,444
Banco Bradesco S.A., PFC Shares	166,530	612,484
Banco do Brasil S.A.	19,000	135,675
Blau Farmaceutica S.A.(1)	18,700	113,045
BR Malls Participacoes S.A.	158,800	277,602
Braskem S.A., PFC Shares	28,900	140,580
BRF S.A.(1)	26,866	64,147
CCR S.A.	160,000	371,648
Centrais Eletricas Brasileiras S.A., PFC Shares	65,766	550,453
Cia Brasileira de Distribuicao	17,556	63,105
Cia de Saneamento Basico do Estado de Sao Paulo ADR	48,898	445,461
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	54,852	233,568
Cielo S.A.	495,200	495,719
Cogna Educacao(1)	267,100	145,573
Cosan S.A.	75,536	243,369
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	64,624	219,832
EDP-Energias do Brasil S.A.	48,800	197,485
Engie Brasil Energia S.A.	30,425	217,203
Equatorial Energia S.A.	54,600	272,274
Fleury S.A.	84,600	277,277
Gol Linhas Aereas Inteligentes S.A., PFC Shares(1)	63,139	104,522
Grendene S.A.	79,100	103,671
GRUPO DE MODA SOMA S.A.	63,000	155,563
Hapvida Participacoes e Investimentos S.A.(3)	1,037,257	1,455,604
Hypera S.A.	120,000	984,363
Iguatemi S.A.	33,840	127,723
Intelbras S.A. Industria de Telecomunicacao Eletronica Brasileira	38,800	212,473
Itau Unibanco Holding S.A., PFC Shares	100,193	521,178
Itausa S.A., PFC Shares	115,661	208,622
JBS S.A.	51,902	241,693
Klabin S.A., PFC Shares	235,000	158,573
Localiza Rent a Car S.A.	52,932	599,445
Lojas Renner S.A.	149,555	772,124
Magazine Luiza S.A.(1)	334,641	277,919
Marfrig Global Foods S.A.	28,300	51,780

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Brazil (continued)
MRV Engenharia e Participacoes S.A.	75,500	$ 173,832
Multiplan Empreendimentos Imobiliarios S.A.	27,000	120,977
Natura & Co. Holding S.A.	58,700	160,288
Odontoprev S.A.	89,700	146,331
Pagseguro Digital, Ltd., Class A(1)	29,400	388,962
Pet Center Comercio e Participacoes S.A.	57,179	107,800
Petroleo Brasileiro S.A., PFC Shares	463,091	2,558,253
Qualicorp Consultoria e Corretora de Seguros S.A.	74,900	113,301
Raia Drogasil S.A.	66,300	279,366
Rede D'Or Sao Luiz S.A.(3)	132,900	732,208
Rumo S.A.	96,199	329,559
Sendas Distribuidora S.A.	35,780	116,407
Sinqia S.A.	34,500	118,958
StoneCo, Ltd., Class A(1)	34,100	324,973
StoneCo, Ltd. BDR(1)	467	4,545
Suzano S.A.	31,841	262,668
Telefonica Brasil S.A.	90,505	679,331
TIM S.A.	158,975	356,005
TOTVS S.A.	186,500	1,014,724
Transmissora Alianca de Energia Electrica S.A.	57,776	417,173
Ultrapar Participacoes S.A.	73,348	159,495
Vale S.A.	100,618	1,343,725
Via S.A.(1)	398,100	235,420
Vibra Energia S.A.	90,264	288,645
Weg S.A.	170,128	1,013,637
XP, Inc., Class A(1)(2)	3,300	62,733
XP, Inc. BDR(1)	2,313	44,079
		$ 24,282,619
Bulgaria — 0.2%
Bulgartabak Holding(1)	3,450	$ 17,028
CB First Investment Bank AD(1)	54,000	49,216
Chimimport AD(1)	161,734	62,468
Industrial Holding Bulgaria PLC(1)	503,001	454,629
Sopharma AD(1)	270,817	611,411
		$ 1,194,752
Chile — 2.3%
Banco de Chile	6,307,082	$ 555,175
Banco de Credito e Inversiones S.A.	8,826	224,306
Banco Santander Chile ADR	28,749	402,774
CAP S.A.	12,124	78,416
Cencosud S.A.	381,660	482,734
Cencosud Shopping S.A.	394,882	411,862
Cia Cervecerias Unidas S.A. ADR	49,000	528,220
Cia Sud Americana de Vapores S.A.	13,420,589	924,661
Security	Shares	Value
Chile (continued)
Embotelladora Andina S.A., Series B ADR(2)	23,172	$ 234,732
Empresa Nacional de Telecomunicaciones S.A.	61,526	174,900
Empresas CMPC S.A.	110,776	168,599
Empresas COPEC S.A.	196,288	1,257,740
Enel Americas S.A.	6,867,765	723,192
Enel Chile S.A.	4,949,300	142,841
Enel Chile S.A. ADR(2)	39,306	54,242
Falabella S.A.	390,387	778,540
Forus S.A.	40,950	50,596
Parque Arauco S.A.	315,323	273,686
Plaza S.A.	232,430	187,561
Quinenco S.A.	108,178	234,567
Ripley Corp. S.A.	1,176,774	188,544
Sociedad Matriz SAAM S.A.	1,208,739	69,909
Sociedad Quimica y Minera de Chile S.A. ADR	29,800	2,704,350
Sonda S.A.	210,171	78,128
Vina Concha y Toro S.A.	162,058	183,635
		$ 11,113,910
China — 16.0%
AAC Technologies Holdings, Inc.(1)(2)	70,500	$ 109,573
AECC Aviation Power Co., Ltd.	66,500	391,030
Agricultural Bank of China, Ltd., Class H	696,000	208,309
Air China, Ltd., Class H(1)	466,000	354,425
Alibaba Group Holding, Ltd. ADR(1)	14,509	1,160,575
Aluminum Corp. of China, Ltd., Class H	534,000	172,690
Angang Steel Co., Ltd., Class H	348,000	85,844
Anhui Conch Cement Co., Ltd., Class H	186,000	587,904
ANTA Sports Products, Ltd.	69,143	725,779
Baidu, Inc. ADR(1)	5,200	610,948
Bank of China, Ltd., Class H	844,275	275,736
Bank of Communications, Ltd., Class H	369,000	194,528
Baoshan Iron & Steel Co., Ltd., Class A	221,000	163,461
BeiGene, Ltd. ADR(1)	4,425	596,578
Beijing Capital International Airport Co., Ltd., Class H(1)	360,000	194,226
Beijing Enterprises Holdings, Ltd.	95,500	267,645
Beijing Haixin Energy Technology Co., Ltd., Class A	85,280	49,159
Beijing Originwater Technology Co., Ltd., Class A	52,910	35,155
BOE Technology Group Co., Ltd., Class A	353,900	162,784
BYD Co., Ltd., Class H	13,672	336,817
BYD Electronic (International) Co., Ltd.(2)	92,500	221,042
CGN Power Co., Ltd.(3)	1,143,000	246,878
Changchun High & New Technology Industry Group, Inc., Class A	11,600	277,830
Chaozhou Three-Circle Group Co., Ltd., Class A	49,900	182,812
China CITIC Bank Corp., Ltd., Class H	153,000	60,717

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
China Conch Environment Protection Holdings, Ltd.(1)	76,500	$ 39,148
China Conch Venture Holdings, Ltd.	86,500	137,547
China Construction Bank Corp., Class H	1,275,745	736,362
China Everbright Environment Group, Ltd.	262,148	108,524
China Gas Holdings, Ltd.	263,161	314,755
China Hongqiao Group, Ltd.	273,500	223,891
China International Marine Containers Co., Ltd.	105,261	66,759
China Jinmao Holdings Group, Ltd.	1,068,000	217,241
China Life Insurance Co., Ltd., Class H	106,000	135,620
China Longyuan Power Group Corp., Ltd., Class H	678,000	847,226
China Medical System Holdings, Ltd.	217,000	258,497
China Mengniu Dairy Co., Ltd.	201,000	794,574
China Merchants Bank Co., Ltd., Class H	56,000	259,160
China Merchants Port Holdings Co., Ltd.	84,000	105,505
China Merchants Shekou Industrial Zone Holdings Co., Ltd.(4)	935,251	0
China National Building Material Co., Ltd., Class H	410,000	312,184
China Northern Rare Earth Group High-Tech Co., Ltd.	77,200	287,782
China Oilfield Services, Ltd., Class H	266,000	263,427
China Overseas Land & Investment, Ltd.	346,360	901,063
China Petroleum & Chemical Corp., Class H	4,996,200	2,133,511
China Railway Group, Ltd., Class H	400,000	196,443
China Resources Beer Holdings Co., Ltd.	138,000	957,269
China Resources Cement Holdings, Ltd.	354,000	163,507
China Resources Gas Group, Ltd.	198,000	627,786
China Resources Land, Ltd.	261,111	1,022,742
China Resources Mixc Lifestyle Services, Ltd.(3)	44,200	168,703
China Resources Power Holdings Co., Ltd.	272,000	420,020
China Shenhua Energy Co., Ltd., Class H	629,074	1,871,908
China Southern Airlines Co., Ltd., Class H(1)	562,500	296,033
China State Construction International Holdings, Ltd.	180,000	181,382
China Tourism Group Duty Free Corp., Ltd., Class A	11,076	306,031
China Vanke Co., Ltd., Class H	102,117	184,807
China Yangtze Power Co., Ltd., Class A	236,900	758,292
Chinasoft International, Ltd.	294,000	179,587
CIFI Holdings Group Co., Ltd.(2)	534,560	54,014
CITIC Securities Co., Ltd., Class H	43,500	73,633
CITIC, Ltd.	415,000	390,996
CMOC Group, Ltd., Class H	1,020,000	396,020
COFCO Joycome Foods, Ltd.	452,000	120,918
Contemporary Amperex Technology Co., Ltd., Class A	5,900	332,198
COSCO SHIPPING Energy Transportation Co., Ltd., Class H(1)	1,068,000	885,291
COSCO SHIPPING Holdings Co., Ltd., Class H	350,294	407,450
Country Garden Holdings Co., Ltd.(2)	512,000	118,272
Country Garden Services Holdings Co., Ltd.	153,425	224,004
CRRC Corp., Ltd., Class H	327,000	105,613
Security	Shares	Value
China (continued)
CSPC Pharmaceutical Group, Ltd.	1,538,560	$ 1,524,981
Dali Foods Group Co., Ltd.(3)	311,500	134,143
Daqo New Energy Corp. ADR(1)	5,500	291,940
Dongfeng Motor Group Co., Ltd., Class H	586,000	313,252
East Money Information Co., Ltd., Class A	79,408	196,387
Flat Glass Group Co., Ltd., Class H(1)(2)	40,000	96,790
Foshan Haitian Flavouring & Food Co., Ltd., Class A	25,113	292,512
Full Truck Alliance Co., Ltd. ADR(1)	36,500	239,075
Ganfeng Lithium Co., Ltd., Class A	23,100	242,743
Ganfeng Lithium Co., Ltd., Class H(3)	28,839	190,511
GDS Holdings, Ltd. ADR(1)	9,416	166,287
GEM Co., Ltd., Class A	124,200	128,715
Gemdale Corp.	37,201	60,266
GoerTek, Inc., Class A	226,900	843,854
Gotion High-tech Co., Ltd., Class A	63,830	273,702
Great Wall Motor Co., Ltd., Class H	316,259	360,548
Greentown Service Group Co., Ltd.	156,000	103,112
Guangdong Investment, Ltd.	646,829	516,700
Guanghui Energy Co., Ltd.	306,545	531,903
Guangzhou Automobile Group Co., Ltd., Class H	381,199	270,857
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	210,000	452,577
Haier Smart Home Co., Ltd.	135,829	471,869
Han's Laser Technology Industry Group Co., Ltd., Class A	46,800	171,292
Hansoh Pharmaceutical Group Co., Ltd.(3)	176,000	277,838
Hengan International Group Co., Ltd.	78,000	348,724
Huadong Medicine Co., Ltd., Class A	53,160	299,939
Hualan Biological Engineering, Inc., Class A	59,670	152,307
Huaneng Power International, Inc., Class H(1)	482,000	209,015
Huayu Automotive Systems Co., Ltd.	82,100	190,316
Hundsun Technologies, Inc.	23,173	110,264
Hygeia Healthcare Holdings Co., Ltd.(1)(3)	32,200	180,120
Iflytek Co., Ltd., Class A	37,950	175,079
Industrial & Commercial Bank of China, Ltd., Class H	736,000	345,262
Industrial Bank Co., Ltd., Class A	93,482	218,587
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	34,300	159,148
Innovent Biologics, Inc.(1)(3)	90,000	276,598
JD Logistics, Inc.(1)(3)	107,700	188,505
JD.com, Inc. ADR	16,000	804,800
JD.com, Inc., Class A	6,724	169,634
Jiangsu Expressway Co., Ltd., Class H	480,000	360,372
Jiangsu Hengrui Medicine Co., Ltd., Class A	86,772	427,675
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	15,400	342,999
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	81,550	330,578
Jiangxi Copper Co., Ltd., Class H	255,000	294,177

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
Jinke Properties Group Co., Ltd., Class A(1)	244,151	$ 71,789
JinkoSolar Holding Co., Ltd. ADR(1)(2)	6,100	337,879
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd.	41,300	184,581
KE Holdings, Inc. ADR(1)	30,100	527,352
Kingboard Holdings, Ltd.	71,200	200,435
Kingboard Laminates Holdings, Ltd.	180,500	161,722
Kingdee International Software Group Co., Ltd.(1)	254,000	331,053
Kingsoft Corp., Ltd.	44,400	117,480
Kunlun Energy Co., Ltd.	330,000	237,509
Kweichow Moutai Co., Ltd., Class A	6,310	1,660,673
KWG Group Holdings, Ltd.	165,500	20,268
Legend Biotech Corp. ADR(1)	5,317	216,934
Lenovo Group, Ltd.	632,000	437,151
Lens Technology Co., Ltd., Class A	59,900	77,700
Lepu Medical Technology Beijing Co., Ltd., Class A	69,200	205,926
Li Ning Co., Ltd.	70,312	533,519
Longfor Group Holdings, Ltd.(3)	121,500	348,286
LONGi Green Energy Technology Co., Ltd., Class A	241,144	1,617,827
Luxshare Precision Industry Co., Ltd., Class A	179,851	741,852
Luzhou Laojiao Co., Ltd., Class A	7,900	256,675
Maanshan Iron & Steel Co., Ltd., Class H	1,305,000	269,825
Maxscend Microelectronics Co., Ltd., Class A	6,720	83,348
Meituan, Class B(1)(3)	52,300	1,099,160
MMG, Ltd.(1)	1,232,000	293,165
NARI Technology Co., Ltd., Class A	80,544	280,887
NetEase, Inc. ADR	7,200	544,320
Nine Dragons Paper Holdings, Ltd.	473,000	293,474
Nongfu Spring Co., Ltd., Class H(3)	93,200	538,999
Oceanwide Holdings Co., Ltd., Class A(1)	270,200	45,232
Orient Overseas International, Ltd.	8,500	147,926
PetroChina Co., Ltd., Class H	3,964,300	1,620,566
PICC Property & Casualty Co., Ltd., Class H	130,000	134,431
Ping An Bank Co., Ltd., Class A	44,700	74,480
Ping An Insurance Group Co. of China, Ltd., Class H	66,046	329,490
Pingdingshan Tianan Coal Mining Co., Ltd.	145,015	278,434
Poly Developments and Holdings Group Co., Ltd., Class A	74,600	189,085
Postal Savings Bank of China Co., Ltd., Class H(3)	136,000	79,936
Qingling Motors Co., Ltd., Class H	1,448,966	188,341
Sanan Optoelectronics Co., Ltd.	53,900	131,796
SDIC Power Holdings Co., Ltd.	112,800	170,457
Shandong Gold Mining Co., Ltd.	86,844	210,356
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	179,200	240,067
Shanghai Pharmaceuticals Holding Co., Ltd.	173,400	239,133
Shanxi Coking Coal Energy Group Co., Ltd., Class A	301,730	635,166
Security	Shares	Value
China (continued)
Shenergy Co., Ltd.	227,799	$ 184,394
Shenwan Hongyuan Group Co., Ltd., Class A	139,900	75,948
Shenzhen Energy Group Co., Ltd., Class A	290,352	229,219
Shenzhen Inovance Technology Co., Ltd., Class A	37,700	304,934
Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	56,300	193,277
Sichuan Chuantou Energy Co., Ltd.	152,000	257,232
Silergy Corp.	8,000	104,336
Sino Biopharmaceutical, Ltd.	1,654,750	775,466
Sinopec Oilfield Service Corp., Class H(1)	2,725,500	157,702
Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,272,000	166,394
Sinopharm Group Co., Ltd., Class H	138,800	277,015
Smoore International Holdings, Ltd.(3)	144,000	170,833
Sunac China Holdings, Ltd.(4)	267,000	0
Sunny Optical Technology Group Co., Ltd.	24,000	228,087
TBEA Co., Ltd.	168,219	510,726
TCL Technology Group Corp., Class A	372,800	190,405
Tencent Holdings, Ltd.	144,411	4,877,670
Tingyi (Cayman Islands) Holding Corp.	278,000	478,747
Tonghua Dongbao Pharmaceutical Co., Ltd.	106,833	129,661
TravelSky Technology, Ltd., Class H	93,000	142,343
Trip.com Group, Ltd. ADR(1)	12,900	352,299
Tsingtao Brewery Co., Ltd., Class H	70,000	659,943
Uni-President China Holdings, Ltd.	290,000	242,994
Wanhua Chemical Group Co., Ltd.	41,920	542,243
Want Want China Holdings, Ltd.	391,000	255,348
Weichai Power Co., Ltd., Class H	222,200	210,503
Weimob, Inc.(1)(2)(3)	197,000	68,935
Will Semiconductor Co., Ltd. Shanghai, Class A	8,775	98,611
Wuliangye Yibin Co., Ltd., Class A	21,600	513,817
WuXi AppTec Co., Ltd., Class H(3)	29,800	238,003
WuXi Biologics Cayman, Inc.(1)(3)	229,500	1,366,177
Xiaomi Corp., Class B(1)(3)	882,801	999,658
Xinjiang Zhongtai Chemical Co., Ltd., Class A	112,800	105,806
Xinyi Solar Holdings, Ltd.	382,000	401,152
Yangzijiang Financial Holdings, Ltd.(1)	316,000	81,533
Yangzijiang Shipbuilding Holdings, Ltd.	316,000	225,596
Yankuang Energy Group Co., Ltd., Class H(2)	442,000	1,595,926
Yuexiu Property Co., Ltd.	109,000	131,341
Yunnan Baiyao Group Co., Ltd., Class A	27,329	201,439
Zai Lab, Ltd. ADR(1)	7,289	249,284
Zhaojin Mining Industry Co., Ltd., Class H(1)	278,000	190,323
Zhejiang Dahua Technology Co., Ltd., Class A	94,600	170,943
Zhejiang Expressway Co., Ltd., Class H	274,000	186,193
Zhejiang Huahai Pharmaceutical Co., Ltd.	77,088	207,710
Zhejiang Longsheng Group Co., Ltd.	220,600	279,520
Zhuzhou CRRC Times Electric Co., Ltd., Class H	60,800	254,495

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
Zijin Mining Group Co., Ltd., Class H	546,000	$ 528,483
ZTE Corp., Class H	172,939	308,839
ZTO Express Cayman, Inc. ADR	21,080	506,552
		$ 77,026,833
Colombia — 1.2%
BAC Holding International Corp.(1)	819,952	$ 33,705
Banco Davivienda S.A., PFC Shares	19,986	130,017
Bancolombia S.A.	47,685	321,692
Bancolombia S.A. ADR, PFC Shares	20,200	492,274
Cementos Argos S.A.	333,302	244,373
Corp. Financiera Colombiana S.A.(1)	12,601	45,648
Ecopetrol S.A.	2,547,167	1,145,948
Ecopetrol S.A. ADR(2)	47,400	423,282
Geopark, Ltd.	28,600	335,478
Grupo Argos S.A.	204,810	435,832
Grupo Aval Acciones y Valores S.A., PFC Shares	378,825	47,661
Grupo de Inversiones Suramericana S.A.	40,591	330,187
Grupo Energia Bogota S.A. ESP	1,066,749	432,947
Grupo Nutresa S.A.	77,904	624,921
Interconexion Electrica S.A.	179,145	641,191
		$ 5,685,156
Croatia — 0.6%
AD Plastik DD(1)	30,852	$ 296,516
Adris Grupa DD, PFC Shares	12,319	606,454
Arena Hospitality Group D.D.(1)	2,239	67,148
Atlantic Grupa DD	6,468	298,244
Ericsson Nikola Tesla DD	1,290	268,706
Hrvatski Telekom DD	25,199	591,048
Koncar-Elektroindustrija DD	1,354	151,133
Plava Laguna D.D.	245	51,220
Podravka Prehrambena Ind DD	1,999	144,876
Valamar Riviera DD	129,829	490,264
Zagrebacka Banka DD	6,564	55,088
		$ 3,020,697
Czech Republic — 0.6%
CEZ AS	58,560	$ 2,007,404
Komercni Banka AS	12,523	313,209
Moneta Money Bank AS(3)	68,532	192,864
Philip Morris CR AS	305	199,771
		$ 2,713,248
Egypt — 0.7%
Commercial International Bank Egypt SAE	512,436	$ 657,913
Security	Shares	Value
Egypt (continued)
E Finance Investment Group	397,447	$ 277,148
Eastern Co. SAE	996,298	525,508
Egypt Kuwait Holding Co. SAE	650,203	772,991
Egyptian Financial Group-Hermes Holding Co.(1)	263,424	155,035
Egyptian International Pharmaceutical Industries Co.	37,035	57,672
ElSewedy Electric Co.(1)	557,611	215,850
Medinet Nasr Housing(1)	728,217	99,706
Oriental Weavers	643,368	218,450
Talaat Moustafa Group	583,273	218,724
		$ 3,198,997
Estonia — 0.5%
AS Tallink Grupp(1)	3,024,294	$ 1,385,479
AS Tallinna Kaubamaja Grupp	100,792	955,374
		$ 2,340,853
Ghana — 0.3%
Aluworks, Ltd.(1)	5,176,100	$ 49,890
CalBank PLC	341,902	26,348
GCB Bank PLC	1,285,170	495,514
Societe Generale Ghana PLC	1,345,362	129,665
Standard Chartered Bank of Ghana, Ltd.	210,466	407,746
Unilever Ghana PLC(1)	249,000	127,440
		$ 1,236,603
Greece — 1.3%
Aegean Airlines S.A.(1)	12,038	$ 51,948
Alpha Services and Holdings S.A.(1)	115,150	90,396
Athens Water Supply & Sewage Co. S.A.	17,071	119,778
Costamare, Inc.	13,966	124,996
Eurobank Ergasias Services and Holdings S.A.(1)	404,018	337,239
GEK Terna Holding Real Estate Construction S.A.	42,735	365,438
Hellenic Petroleum Holdings S.A.	23,858	145,509
Hellenic Telecommunications Organization S.A.	69,932	1,015,454
Holding Co. ADMIE IPTO S.A.	39,952	63,242
HUUUGE, Inc.(1)(3)	19,800	90,811
JUMBO S.A.	48,440	644,945
LAMDA Development S.A.(1)	23,069	123,382
Motor Oil (Hellas) Corinth Refineries S.A.	35,742	564,681
Mytilineos S.A.	33,104	452,119
National Bank of Greece S.A.(1)	121,470	357,648
OPAP S.A.	90,102	1,080,544
Public Power Corp. S.A.(1)	35,851	182,067
Terna Energy S.A.	5,946	96,139
Titan Cement International S.A.	22,557	239,019
		$ 6,145,355

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hungary — 0.6%
Magyar Telekom Telecommunications PLC	60,229	$ 41,186
MOL Hungarian Oil & Gas PLC	170,032	944,310
OTP Bank Nyrt.	30,618	558,566
Richter Gedeon Nyrt.	72,334	1,238,938
		$ 2,783,000
Iceland — 0.6%
Arion Banki HF(3)	210,165	$ 231,894
Brim HF	353,283	203,851
Eik Fasteignafelag HF	1,131,355	95,377
Eimskipafelag Islands HF	20,691	70,327
Festi HF	232,871	305,875
Hagar HF	396,887	193,373
Icelandair Group HF(1)	3,870,786	47,356
Islandsbanki HF	101,860	86,013
Kvika Banki HF(1)	595,941	75,085
Marel HF	131,822	407,860
Origo HF(1)	233,574	103,513
Reginn HF	787,588	156,241
Reitir Fasteignafelag HF	305,419	185,969
Sildarvinnslan HF	168,327	134,724
Siminn HF	4,235,000	331,658
Sjova-Almennar Tryggingar HF	328,847	72,370
Syn HF(1)	166,726	68,851
		$ 2,770,337
India — 5.0%
ABB India, Ltd.	6,017	$ 226,149
ACC, Ltd.	3,567	105,623
Adani Enterprises, Ltd.	6,842	287,448
Adani Green Energy, Ltd.(1)	9,292	254,891
Adani Ports and Special Economic Zone, Ltd.	13,219	132,479
Adani Power, Ltd.(1)	37,179	169,580
Adani Total Gas, Ltd.	22,093	896,898
Apollo Hospitals Enterprise, Ltd.	6,412	342,328
Ashok Leyland, Ltd.	75,540	140,970
Asian Paints, Ltd.	13,099	540,723
Axis Bank, Ltd.	25,838	231,911
Bajaj Auto, Ltd.	7,040	304,123
Bharat Forge, Ltd.	14,994	127,110
Bharat Petroleum Corp., Ltd.	36,600	136,362
Bharti Airtel, Ltd.	160,000	1,565,329
Biocon, Ltd.	74,752	265,644
Bosch, Ltd.	952	184,165
Cipla, Ltd.	39,454	535,510
Colgate-Palmolive (India), Ltd.	7,700	153,637
Security	Shares	Value
India (continued)
Container Corp. of India, Ltd.	11,788	$ 102,799
Dabur India, Ltd.	16,400	114,917
Divi's Laboratories, Ltd.	6,919	312,731
DLF, Ltd.	38,758	168,436
Dr. Reddy's Laboratories, Ltd.	11,615	613,279
Fortis Healthcare, Ltd.(1)	43,036	139,479
GAIL (India), Ltd.	144,000	153,215
GlaxoSmithKline Pharmaceuticals, Ltd.	6,312	109,833
Glenmark Pharmaceuticals, Ltd.	25,658	122,401
Godrej Consumer Products, Ltd.(1)	9,364	103,978
Grasim Industries, Ltd.	8,195	167,820
Havells India, Ltd.	10,504	172,838
HCL Technologies, Ltd.	42,337	480,696
Hero MotoCorp, Ltd.	7,524	234,275
Hindustan Petroleum Corp., Ltd.	48,748	129,205
Hindustan Unilever, Ltd.	15,529	512,809
Hindustan Zinc, Ltd.	53,698	175,322
Housing Development Finance Corp., Ltd.	12,986	362,438
ICICI Bank, Ltd.	36,451	384,839
Indian Oil Corp., Ltd.	132,000	107,963
Indus Towers, Ltd.	49,905	120,496
Infosys, Ltd.	116,609	1,999,440
Ipca Laboratories, Ltd.	12,586	140,851
ITC, Ltd.	71,847	292,003
Jindal Steel & Power, Ltd.	56,642	294,798
JSW Steel, Ltd.	30,895	237,845
Kotak Mahindra Bank, Ltd.	9,041	200,528
Larsen & Toubro, Ltd.	11,538	260,234
Laurus Labs, Ltd.(3)	50,204	315,814
Lupin, Ltd.	27,586	229,167
Mahindra & Mahindra, Ltd.	17,285	267,389
Maruti Suzuki India, Ltd.	3,087	333,527
Mphasis, Ltd.	4,679	118,675
Nestle India, Ltd.	1,365	319,892
Petronet LNG, Ltd.	70,400	172,220
Piramal Enterprises, Ltd.	4,358	46,076
Piramal Pharma, Ltd.(1)	17,432	46,954
Power Grid Corp. of India, Ltd.	104,973	272,949
Reliance Industries, Ltd.	70,912	2,056,629
Siemens, Ltd.	7,996	269,886
State Bank of India GDR(5)	1,968	126,688
Sun Pharmaceutical Industries, Ltd.	57,780	671,224
Tata Communications, Ltd.	33,686	475,027
Tata Consultancy Services, Ltd.	33,923	1,244,440
Tata Consumer Products, Ltd.	21,272	209,401
Tata Motors, Ltd.(1)	57,286	282,341

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
Tech Mahindra, Ltd.	27,077	$ 333,463
Titan Co., Ltd.	14,500	460,806
UPL, Ltd.	25,559	210,019
Voltas, Ltd.	14,121	156,783
Wipro, Ltd.	43,053	206,822
WNS Holdings, Ltd. ADR(1)	1,500	122,760
Zydus Life Sciences, Ltd.	19,960	94,633
		$ 23,859,933
Indonesia — 2.8%
Adaro Energy Indonesia Tbk PT	3,538,300	$ 912,463
Aneka Tambang Tbk PT	1,547,400	196,070
Astra Argo Lestari Tbk PT	213,500	115,443
Astra International Tbk PT	4,635,100	2,005,836
Bank Central Asia Tbk PT	1,714,000	956,822
Bank Mandiri Persero Tbk PT	385,200	236,528
Bank Negara Indonesia Persero Tbk PT	186,700	109,200
Bank Rakyat Indonesia Persero Tbk PT	1,527,228	446,978
Bukit Asam Tbk PT	807,500	219,916
Bumi Serpong Damai Tbk PT(1)	3,520,600	208,877
Charoen Pokphand Indonesia Tbk PT	579,700	214,814
Gudang Garam Tbk PT	100,500	151,258
Indah Kiat Pulp & Paper Tbk PT	912,300	539,007
Indocement Tunggal Prakarsa Tbk PT	157,900	98,209
Indofood CBP Sukses Makmur Tbk PT	340,600	193,383
Indofood Sukses Makmur Tbk PT	819,000	323,604
Jasa Marga (Persero) Tbk PT(1)	881,800	187,176
Kalbe Farma Tbk PT	11,037,700	1,323,901
Mitra Keluarga Karyasehat Tbk PT	935,900	178,050
Perusahaan Gas Negara Tbk PT	1,528,700	175,084
Semen Indonesia Persero Tbk PT	863,000	422,028
Telkom Indonesia Persero Tbk PT	6,977,200	2,033,475
Transcoal Pacific Tbk PT	204,900	122,378
Unilever Indonesia Tbk PT	677,300	214,238
United Tractors Tbk PT	680,600	1,461,346
Vale Indonesia Tbk PT(1)	515,300	214,805
		$ 13,260,889
Jordan — 0.6%
Arab Bank PLC	182,934	$ 1,203,071
Arab Potash Co. PLC	16,692	935,765
Capital Bank of Jordan	20,818	70,592
Jordan Islamic Bank	19,244	102,346
Jordan Petroleum Refinery	65,263	537,805
Jordanian Electric Power Co.	61,835	167,427
		$ 3,017,006
Security	Shares	Value
Kazakhstan — 0.3%
Halyk Savings Bank of Kazakhstan JSC GDR(1)(5)	78,555	$ 776,860
Kcell JSC GDR(1)(5)	203,224	651,961
		$ 1,428,821
Kenya — 0.6%
ABSA Bank Kenya PLC	1,204,620	$ 114,153
East African Breweries PLC	629,576	739,146
Equity Group Holdings PLC	1,017,400	390,060
KCB Group PLC	736,960	250,728
Safaricom PLC	6,618,700	1,360,934
		$ 2,855,021
Kuwait — 1.2%
Agility Public Warehousing Co. KSC	412,077	$ 887,477
Boubyan Petrochemicals Co. KSCP	95,970	256,968
Gulf Bank KSCP	92,178	89,179
Humansoft Holding Co. KSC	17,142	180,890
Kuwait Finance House KSCP	463,444	1,256,969
Mabanee Co. KPSC	213,721	594,406
Mobile Telecommunications Co. KSCP	387,776	731,964
National Bank of Kuwait SAK	473,010	1,490,240
National Industries Group Holding SAK	274,006	202,380
Qurain Petrochemical Industries Co.	138,100	120,706
		$ 5,811,179
Lebanon — 0.0%
Bank Audi SAL GDR(1)(4)(5)	15,000	$ 0
		$ 0
Lithuania — 0.3%
Apranga PVA	85,161	$ 149,150
Klaipedos Nafta AB(1)	1,231,754	260,908
Panevezio Statybos Trestas(1)	114,366	56,244
Rokiskio Suris	157,707	464,672
Siauliu Bankas AB	931,034	485,392
		$ 1,416,366
Malaysia — 2.5%
Axiata Group Bhd	392,075	$ 220,485
Bumi Armada Bhd(1)	1,308,600	108,130
Bursa Malaysia Bhd	54,200	72,592
CIMB Group Holdings Bhd	147,724	162,880
D&O Green Technologies Bhd	123,200	105,173
Dagang NeXchange Bhd	1,033,700	168,145
Dialog Group Bhd	1,488,850	636,438
Digi.com Bhd	243,800	177,163

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Malaysia (continued)
Fraser & Neave Holdings Bhd	26,000	$ 120,801
Gamuda Bhd	306,800	259,407
Genting Bhd	509,700	490,490
Genting Malaysia Bhd	569,900	341,510
Globetronics Technology Bhd	629,566	157,510
Hartalega Holdings Bhd	341,400	121,743
Hibiscus Petroleum Bhd	360,500	65,222
Hong Leong Bank Bhd	26,500	116,964
IGB Real Estate Investment Trust	438,200	150,929
IHH Healthcare Bhd	1,211,000	1,535,102
IJM Corp. Bhd	448,340	160,904
Inari Amertron Bhd	1,714,650	919,574
KPJ Healthcare Bhd	443,100	75,405
Kuala Lumpur Kepong Bhd	39,450	175,729
Magnum Bhd	530,319	161,981
Mah Sing Group Bhd	659,800	69,561
Malayan Banking Bhd	188,486	348,111
Malaysia Airports Holdings Bhd(1)	54,400	65,481
Malaysian Pacific Industries Bhd	11,700	71,317
Maxis Bhd	136,700	103,122
MISC Bhd	55,240	80,342
MR DIY Group M Bhd(3)	214,200	90,587
My EG Services Bhd	4,703,200	855,246
Petronas Dagangan Bhd	122,000	525,590
Petronas Gas Bhd	50,974	180,724
PPB Group Bhd	21,360	74,066
Press Metal Aluminium Holdings Bhd	503,200	435,776
Public Bank Bhd	342,790	311,978
RHB Bank Bhd	70,159	83,827
Riverstone Holdings, Ltd.(2)	446,600	178,551
Sime Darby Bhd	217,645	100,094
Sime Darby Plantation Bhd	207,609	182,548
Sunway Bhd	243,900	82,418
Sunway Real Estate Investment Trust	512,000	154,514
Supermax Corp. Bhd	1,357,600	196,952
Telekom Malaysia Bhd	119,100	140,106
Tenaga Nasional Bhd	169,231	293,395
Top Glove Corp. Bhd	1,088,220	145,892
UMW Holdings Bhd	92,500	59,489
VS Industry Bhd	1,701,750	353,354
Yinson Holdings Bhd	320,000	147,823
		$ 11,835,141
Mauritius — 0.7%
Alteo, Ltd.	383,939	$ 219,143
Attitude Property, Ltd.	257,083	63,762
Security	Shares	Value
Mauritius (continued)
CIEL, Ltd.	4,076,148	$ 578,231
CIM Financial Services, Ltd.	471,828	103,846
ENL, Ltd.	276,411	151,074
IBL, Ltd.	160,284	185,030
Lavastone, Ltd.	2,649,077	145,083
Lighthouse Properties PLC	824,036	265,242
MCB Group, Ltd.	93,106	648,726
Phoenix Beverages, Ltd.	23,053	295,173
Rogers & Co., Ltd.	507,500	345,009
SBM Holdings, Ltd.	806,564	77,624
Terra Mauricia, Ltd.	84,900	50,287
United Basalt Products, Ltd.	64,613	184,062
		$ 3,312,292
Mexico — 5.4%
Alfa SAB de CV, Series A	846,820	$ 538,211
Alpek SAB de CV(2)	104,800	136,441
Alsea SAB de CV(1)	132,300	237,476
America Movil SAB de CV, Series L	4,538,090	3,738,271
Arca Continental SAB de CV	70,900	510,500
Cemex SAB de CV, Series CPO(1)	1,989,818	687,660
Coca-Cola Femsa SAB de CV, Series L	82,400	480,174
Concentradora Fibra Danhos S.A. de CV	357,100	429,275
Corporacion Inmobiliaria Vesta SAB de CV	317,100	591,704
El Puerto de Liverpool SAB de CV(2)	71,700	313,401
FIBRA Macquarie Mexico(3)	288,800	349,178
Fibra Uno Administracion S.A. de CV	723,967	744,835
Fomento Economico Mexicano SAB de CV, Series UBD	251,500	1,577,471
GCC SAB de CV	33,100	196,189
Genomma Lab Internacional SAB de CV	245,700	169,579
Grupo Aeroportuario del Centro Norte SAB de CV	78,300	492,556
Grupo Aeroportuario del Pacifico SAB de CV, Class B	88,600	1,121,825
Grupo Aeroportuario del Sureste SAB de CV, Class B	70,364	1,383,557
Grupo Bimbo SAB de CV, Series A	300,008	1,054,225
Grupo Carso SAB de CV, Series A1	250,900	924,018
Grupo Elektra SAB de CV(2)	20,719	1,053,424
Grupo Financiero Banorte SAB de CV, Class O	149,800	959,592
Grupo Financiero Inbursa SAB de CV, Class O(1)	266,716	423,392
Grupo Mexico SAB de CV, Series B	560,156	1,891,895
Grupo Televisa SAB, Series CPO(2)	260,471	281,041
Industrias Penoles SAB de CV(2)	32,449	313,590
Kimberly-Clark de Mexico SAB de CV, Class A(2)	243,410	323,427
Nemak SAB de CV(1)(3)	660,416	144,285
Operadora de Sites Mexicanos SA de CV	233,764	195,698
Orbia Advance Corporation, SAB de CV	185,467	312,189
PLA Administradora Industrial S de RL de CV	315,400	415,480

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Mexico (continued)
Prologis Property Mexico S.A. de CV	221,700	$ 561,199
Promotora y Operadora de Infraestructura SAB de CV	58,750	399,679
Sitios Latinoamerica SAB de CV	226,904	103,315
Ternium S.A. ADR	9,522	260,808
Wal-Mart de Mexico SAB de CV, Series V	756,864	2,658,109
		$ 25,973,669
Morocco — 0.6%
Attijariwafa Bank	13,579	$ 527,409
Bank of Africa	8,679	127,201
Banque Centrale Populaire	4,384	97,251
Co Sucrerie Marocaine et de Raffinage	21,862	417,584
Itissalat AI-Maghrib	57,814	603,474
Label Vie	406	177,728
LafargeHolcim Maroc S.A.	2,107	309,864
Managem S.A.	1,189	260,199
Societe d'Exploitation des Ports	14,086	308,784
TAQA Morocco S.A.	1,079	112,082
		$ 2,941,576
Nigeria — 0.7%
Access Holdings PLC(4)	32,908,148	$ 219,314
Dangote Cement PLC(4)	4,167,837	786,855
Dangote Sugar Refinery PLC(4)	4,385,654	56,676
FBN Holdings PLC(4)	21,879,762	184,208
Guaranty Trust Holding Co. PLC(4)	13,844,766	202,699
Lafarge Africa PLC(4)	3,044,633	57,894
MTN Nigeria Communications PLC(4)	1,288,600	212,150
Nestle Nigeria PLC(4)	496,712	482,439
Nigerian Breweries PLC(4)	5,467,425	211,126
SEPLAT Petroleum Development Co. PLC(3)	213,700	262,559
Stanbic IBTC Holdings PLC(4)	3,647,728	90,611
Transnational Corp. of Nigeria PLC(4)	22,334,373	20,373
United Bank for Africa PLC(4)	20,664,553	119,707
Zenith Bank PLC(4)	17,411,456	288,011
		$ 3,194,622
Oman — 0.6%
Al Anwar Ceramic Tiles Co.	72,000	$ 74,248
Bank Dhofar SAOG	405,361	149,868
Bank Muscat SAOG	613,340	914,821
Bank Nizwa SAOG	634,842	158,092
National Bank of Oman SAOG	368,936	258,593
Oman Cement Co. SAOG	99,831	77,011
Oman Flour Mills Co. SAOG	110,680	171,890
Oman Telecommunications Co. SAOG	282,930	646,145
Security	Shares	Value
Oman (continued)
Omani Qatari Telecommunications Co. SAOG	204,765	$ 217,267
Renaissance Services SAOG	128,153	159,257
Sembcorp Salalah Power & Water Co.	377,934	65,992
Sohar International Bank SAOG	614,265	165,791
		$ 3,058,975
Pakistan — 0.6%
Bank Alfalah, Ltd.	611,933	$ 82,640
Engro Corp., Ltd.	173,692	175,936
Fauji Fertilizer Co., Ltd.	369,388	163,923
Frieslandcampina Engro Pakistan, Ltd.(1)	186,100	53,311
Habib Bank, Ltd.	265,733	81,321
Hub Power Co., Ltd. (The)	149,215	45,636
Lucky Cement, Ltd.(1)	111,546	243,222
Mari Petroleum Co., Ltd.	35,322	243,705
MCB Bank, Ltd.	142,514	74,313
Meezan Bank, Ltd.	116,683	56,274
Millat Tractors, Ltd.	99,775	361,459
Nishat Mills, Ltd.	593,280	177,406
Oil & Gas Development Co., Ltd.	635,838	211,093
Pakistan Oilfields, Ltd.	29,277	44,827
Pakistan Petroleum, Ltd.	839,397	226,059
Pakistan State Oil Co., Ltd.	378,233	269,386
Searle Co., Ltd. (The)	182,943	81,639
TRG Pakistan(1)	66,000	37,374
United Bank, Ltd.	92,992	46,861
		$ 2,676,385
Panama — 0.2%
Banco Latinoamericano de Comercio Exterior S.A., Class E	31,900	$ 416,614
Copa Holdings S.A., Class A(1)	11,108	744,347
		$ 1,160,961
Peru — 1.3%
Alicorp SAA	134,845	$ 192,940
Cia de Minas Buenaventura SAA ADR(2)	175,256	1,179,473
Credicorp, Ltd.	14,196	1,743,269
Enel Generacion Peru SAA	170,679	113,538
Ferreycorp SAA	748,050	403,722
InRetail Peru Corp.(3)	12,657	420,845
Southern Copper Corp.	50,855	2,280,338
		$ 6,334,125
Philippines — 2.4%
Aboitiz Equity Ventures, Inc.	359,900	$ 328,681

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Philippines (continued)
Aboitiz Power Corp.	1,105,000	$ 579,340
ACEN Corp.	1,520,984	144,771
Alliance Global Group, Inc.	764,400	107,165
Ayala Corp.	30,528	318,974
Ayala Land, Inc.	811,008	314,868
Ayala Land, Inc. GDR, PFC Shares(1)(4)	3,534,608	0
Bank of the Philippine Islands	193,753	295,112
BDO Unibank, Inc.	241,429	457,411
Bloomberry Resorts Corp.(1)	1,119,700	127,535
Century Pacific Food, Inc.	1,007,500	386,194
Cosco Capital, Inc.	920,800	61,765
First Philippine Holdings Corp.	133,630	140,002
Globe Telecom, Inc.	15,745	543,802
International Container Terminal Services, Inc.	152,550	406,832
JG Summit Holdings, Inc.	487,172	348,298
Jollibee Foods Corp.	271,200	1,058,077
Manila Electric Co.	130,884	586,124
Megaworld Corp.	2,140,300	74,219
Metropolitan Bank & Trust Co.	159,419	131,482
Nickel Asia Corp.	2,508,588	216,396
Petron Corp.(1)	1,469,000	63,803
PLDT, Inc.	42,235	1,084,832
Puregold Price Club, Inc.	617,440	297,284
Robinsons Land Corp.	526,315	147,450
San Miguel Corp.	74,510	124,405
Semirara Mining & Power Corp.	841,720	556,747
SM Investments Corp.	63,130	777,532
SM Prime Holdings, Inc.	1,697,350	869,813
Universal Robina Corp.	498,530	967,526
		$ 11,516,440
Poland — 2.1%
11 bit studios S.A.(1)	831	$ 88,382
Allegro.eu S.A.(1)(3)	110,000	473,204
AmRest Holdings SE(1)	15,687	55,383
Asseco Poland S.A.	53,648	746,829
Bank Millennium S.A.(1)	245,816	163,760
Bank Polska Kasa Opieki S.A.	16,524	200,681
Budimex S.A.	18,212	841,425
CCC S.A.(1)	12,600	93,633
CD Projekt S.A.(2)	23,161	463,807
Ciech S.A.(1)	5,000	31,921
Cyfrowy Polsat S.A.	88,607	284,948
Dino Polska S.A.(1)(3)	18,288	1,107,721
Grupa Kety S.A.	2,166	210,510
KGHM Polska Miedz S.A.	31,448	549,195
Security	Shares	Value
Poland (continued)
KRUK S.A.	1,300	$ 61,584
LPP S.A.	508	792,473
Mabion S.A.(1)	20,058	82,660
mBank S.A.(1)	3,027	121,395
Orange Polska S.A.	221,853	230,501
PGE S.A.(1)	375,829	472,794
Polski Koncern Naftowy ORLEN S.A.	128,809	1,382,751
Polskie Gornictwo Naftowe i Gazownictwo S.A.(1)	475,514	465,860
Powszechna Kasa Oszczednosci Bank Polski S.A.	115,258	503,496
Powszechny Zaklad Ubezpieczen S.A.	72,944	338,433
Santander Bank Polska S.A.	2,500	98,583
Tauron Polska Energia S.A.(1)	409,106	166,456
		$ 10,028,385
Qatar — 1.2%
Al Meera Consumer Goods Co.	27,717	$ 135,271
Barwa Real Estate Co.	320,609	298,498
Commercial Bank PSQC (The)	116,405	222,165
Gulf International Services QSC(1)	460,440	233,242
Industries Qatar	267,679	1,225,003
Masraf Al Rayan QSC	186,973	208,453
Medicare Group	83,820	157,000
Mesaieed Petrochemical Holding Co.	314,600	199,573
Ooredoo QPSC	112,086	270,798
Qatar Electricity & Water Co. QSC	73,498	350,265
Qatar Gas Transport Co., Ltd.	621,419	691,032
Qatar Insurance Co.	126,000	80,703
Qatar International Islamic Bank	65,027	191,992
Qatar Islamic Bank	53,163	355,744
Qatar National Bank QPSC	162,453	876,531
Qatar National Cement Co. QSC	133,280	166,776
United Development Co. QSC	491,981	190,907
Vodafone Qatar QSC	395,921	166,108
		$ 6,020,061
Romania — 0.5%
Banca Transilvania S.A.	150,597	$ 497,845
BRD-Groupe Societe Generale S.A.	85,565	187,587
OMV Petrom S.A.	11,375,358	939,844
Societatea Energetica Electrica S.A.	51,840	63,251
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	64,136	507,584
Societatea Nationala Nuclearelectrica S.A.	18,481	155,739
Transelectrica S.A.(1)	17,232	57,931
Transgaz S.A. Medias	3,792	175,570
		$ 2,585,351

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Russia(6) — 0.0%
Aeroflot PJSC(1)(4)	91,240	$ 0
Etalon Group PLC GDR(4)(5)	78,319	0
Evraz PLC(4)	124,952	0
Federal Grid Co. Unified Energy System PJSC(1)(4)	147,070,600	0
Globaltrans Investment PLC GDR(4)(5)(7)	136,358	0
Globaltrans Investment PLC GDR(4)(5)(7)	77	0
Inter RAO UES PJSC(4)	13,202,001	0
Magnit PJSC(4)	30,561	0
Magnitogorsk Iron & Steel Works PJSC(4)	240,670	0
MMC Norilsk Nickel PJSC(4)	9,610	0
Mobile TeleSystems PJSC(4)	175,093	0
Moscow Exchange MICEX-RTS PJSC(1)(4)	55,681	0
Mosenergo PJSC(4)	5,882,962	0
Novatek PJSC(4)	64,840	0
Novolipetsk Steel PJSC GDR(4)(5)	20,548	0
OGK-2 PJSC(4)	20,114,000	0
PhosAgro PJSC(4)	5,758	0
PhosAgro PJSC GDR(4)(5)	112	0
PhosAgro PJSC GDR(4)(5)	2	0
PIK Group PJSC(1)(4)	83,050	0
Rosseti PJSC(1)(4)	8,208,873	0
Rostelecom PJSC(4)	154,538	0
RusHydro PJSC(4)	51,763,952	0
Sberbank of Russia PJSC(1)(4)	371,510	0
Severstal PAO GDR(1)(4)(5)	40,244	0
Sistema PJSFC(1)(4)	595,500	0
Surgutneftegas PJSC, PFC Shares(4)	388,817	0
Transneft PJSC, PFC Shares(4)	70	0
Unipro PJSC(4)	5,780,000	0
Yandex NV, Class A(1)(4)	90,000	0
		$ 0
Saudi Arabia — 5.0%
Abdullah Al Othaim Markets Co.	8,031	$ 262,809
Advanced Petrochemical Co.	6,812	80,543
Al Babtain Power & Telecommunication Co.	16,768	98,947
Al Hammadi Holding	27,426	325,323
Al Jouf Agricultural Development Co.	5,930	67,498
Al Rajhi Bank(1)	38,410	822,289
Alandalus Property Co.	23,113	95,948
Aldrees Petroleum and Transport Services Co.	13,665	244,687
Alinma Bank	26,817	256,522
Almarai Co. JSC	47,501	668,404
Arabian Centres Co., Ltd.	26,200	134,785
Arabian Internet & Communications Services Co.	2,019	126,634
Arriyadh Development Co.	42,294	228,787
Security	Shares	Value
Saudi Arabia (continued)
Aseer Trading Tourism & Manufacturing Co.(1)	25,344	$ 90,255
Ayyan Investment Co.(1)	15,815	69,337
Bank AlBilad(1)	16,670	209,009
Banque Saudi Fransi	14,851	164,059
Batic Investments and Logistic Co.(1)	11,600	74,107
Bawan Co.	19,236	178,746
BinDawood Holding Co.	8,228	147,937
Dallah Healthcare Co.	10,498	438,746
Dar Al Arkan Real Estate Development Co.(1)	162,664	685,332
Dr Sulaiman Al Habib Medical Services Group Co.	26,211	1,442,986
Dur Hospitality Co.(1)	23,004	126,357
Emaar Economic City(1)	151,471	393,724
Etihad Etisalat Co.	44,585	420,172
Herfy Food Services Co.(1)	12,431	127,212
Jadwa REIT Saudi Fund	53,274	187,241
Jarir Marketing Co.	21,621	955,338
Leejam Sports Co. JSC	13,120	267,815
Maharah Human Resources Co.	6,400	104,204
Middle East Healthcare Co.(1)	21,820	156,389
Mouwasat Medical Services Co.	15,966	836,962
National Agriculture Development Co. (The)(1)	21,203	143,555
National Gas & Industrialization Co.	15,924	236,907
National Medical Care Co.	7,751	148,074
Rabigh Refining & Petrochemical Co.(1)	18,860	68,850
Riyad Bank	44,209	371,118
Riyad REIT Fund	60,724	180,903
SABIC Agri-Nutrients Co.	7,322	304,153
Sahara International Petrochemical Co.	13,750	150,352
Saudi Airlines Catering Co.(1)	13,013	245,284
Saudi Arabian Mining Co.(1)	27,394	500,864
Saudi Arabian Oil Co.(3)	297,578	2,832,938
Saudi Automotive Services Co.	34,664	283,231
Saudi Basic Industries Corp.	26,677	624,291
Saudi Ceramic Co.	14,766	151,991
Saudi Chemical Co. Holding	20,561	164,273
Saudi Co. for Hardware CJSC(1)	7,800	69,700
Saudi Electricity Co.	277,959	1,799,463
Saudi Ground Services Co.(1)	28,577	194,775
Saudi Industrial Investment Group	13,394	80,545
Saudi Industrial Services Co.	15,031	84,740
Saudi Kayan Petrochemical Co.(1)	56,284	202,320
Saudi National Bank (The)	48,073	802,121
Saudi Public Transport Co.(1)	15,777	63,078
Saudi Real Estate Co.(1)	42,607	140,418
Saudi Research & Media Group(1)	4,167	209,331
Saudi Telecom Co.	174,232	1,813,820

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Saudi Arabia (continued)
Saudia Dairy & Foodstuff Co.	4,822	$ 247,733
Savola Group (The)	59,642	446,503
Seera Group Holding(1)	55,132	280,176
United Electronics Co.	14,173	412,106
United International Transportation Co.	15,521	181,230
Yanbu National Petrochemical Co.	8,737	106,431
		$ 24,030,378
Slovenia — 0.6%
Cinkarna Celje DD	1,730	$ 40,078
Krka dd Novo mesto	24,140	2,029,270
Luka Koper	1,451	31,816
Nova Ljubljanska Banka dd(3)	1,700	88,863
Petrol	522	189,163
Pozavarovalnica Sava DD	11,134	221,151
Zavarovalnica Triglav DD	3,019	92,813
		$ 2,693,154
South Africa — 4.7%
Altron, Ltd., A Shares	163,786	$ 78,434
Anglo American Platinum, Ltd.	3,440	243,980
AngloGold Ashanti, Ltd.	8,639	118,016
AngloGold Ashanti, Ltd. ADR	5,299	73,232
Aspen Pharmacare Holdings, Ltd.	207,502	1,533,577
AVI, Ltd.	44,358	178,227
Barloworld, Ltd.	20,980	106,927
Bid Corp., Ltd.	44,213	678,871
Bidvest Group, Ltd. (The)(2)	178,962	1,938,501
CA Sales Holdings, Ltd.(1)	83,336	25,043
Clicks Group, Ltd.	35,599	561,925
Curro Holdings, Ltd.	146,006	69,386
Discovery, Ltd.(1)	21,152	122,112
Equites Property Fund, Ltd.	272,285	241,320
Exxaro Resources, Ltd.(2)	36,655	407,091
FirstRand, Ltd.	353,282	1,179,346
Fortress REIT, Ltd., Class A(1)	136,906	67,566
Gold Fields, Ltd.	38,870	313,508
Growthpoint Properties, Ltd.	668,687	433,637
Hyprop Investments, Ltd.	154,616	291,853
Impala Platinum Holdings, Ltd.	54,907	510,504
Kaap Agri, Ltd.	9,941	21,120
KAP Industrial Holdings, Ltd.	1,060,462	227,752
Kumba Iron Ore, Ltd.	7,137	151,398
Lesaka Technologies, Inc.(1)(2)	20,900	73,568
Life Healthcare Group Holdings, Ltd.	312,757	297,957
Mediclinic International PLC	148,487	803,885
Security	Shares	Value
South Africa (continued)
MiX Telematics, Ltd. ADR	11,300	$ 85,880
Momentum Metropolitan Holdings	137,550	127,135
Mr Price Group, Ltd.	16,841	160,446
MTN Group, Ltd.	205,432	1,355,438
MultiChoice Group, Ltd.	52,660	335,200
Naspers, Ltd., Class N	26,631	3,302,871
NEPI Rockcastle N.V	120,964	538,652
Netcare, Ltd.	234,904	177,987
Pick'n Pay Stores, Ltd.	61,328	187,644
PSG Konsult, Ltd.	311,088	184,877
Redefine Properties, Ltd.	1,436,323	281,455
Resilient REIT, Ltd.	127,790	338,134
Reunert, Ltd.	55,719	132,947
Sanlam, Ltd.	47,771	135,122
Santam, Ltd.	7,291	100,093
Sasol, Ltd.	27,126	424,297
Shoprite Holdings, Ltd.(2)	75,842	905,456
Sibanye Stillwater, Ltd.	187,632	430,713
SPAR Group, Ltd. (The)	30,000	236,694
Stadio Holdings, Ltd.	82,183	17,410
Standard Bank Group, Ltd.(2)	30,572	241,511
Telkom S.A. SOC, Ltd.(1)	68,155	174,751
Thungela Resources, Ltd.	30,000	551,276
Tiger Brands, Ltd.	29,568	275,431
Vodacom Group, Ltd.	87,296	586,550
Vukile Property Fund, Ltd.	512,342	349,763
Woolworths Holdings, Ltd.(2)	68,586	230,464
		$ 22,616,933
South Korea — 4.3%
ABLBio, Inc.(1)	6,502	$ 92,466
AMOREPACIFIC Corp.	3,554	250,589
AMOREPACIFIC Group	5,071	94,225
BGF Retail Co., Ltd.	905	104,131
Bukwang Pharmaceutical Co., Ltd.	8,877	45,813
Celltrion Healthcare Co., Ltd.	6,219	291,403
Celltrion Pharm, Inc.(1)	2,570	113,752
Celltrion, Inc.	6,973	846,288
Chabiotech Co., Ltd.(1)	12,772	125,716
Cheil Worldwide, Inc.	11,267	177,609
CJ CheilJedang Corp.	810	231,091
CJ Corp.	1,100	53,038
Coupang, Inc.(1)	6,700	111,689
Coway Co., Ltd.	3,444	128,793
Daewoo Industrial Development Co., Ltd.(1)	3,501	5,592
DL E&C Co., Ltd.	4,736	112,276

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
DL Holdings Co., Ltd.	1,888	$ 75,045
E-MART, Inc.	1,921	111,671
GeneOne Life Science, Inc.(1)	16,222	106,819
Green Cross Corp.	1,257	107,704
GS Engineering & Construction Corp.	6,207	96,791
GS Holdings Corp.	11,483	332,436
Hana Financial Group, Inc.	6,353	155,998
Hankook Tire and Technology Co., Ltd.	5,992	146,256
Hanmi Pharm Co., Ltd.	1,309	207,831
Hanmi Science Co., Ltd.	3,121	68,200
Hanwha Corp.	6,800	115,116
Hanwha Solutions Corp.(1)	9,753	317,694
Helixmith Co., Ltd.(1)	7,137	67,749
HLB Life Science Co., Ltd.(1)	15,573	137,736
Hotel Shilla Co., Ltd.	2,448	121,753
Hyosung TNC Corp.	213	38,147
Hyundai Engineering & Construction Co., Ltd.	3,203	83,071
Hyundai Glovis Co., Ltd.	1,372	154,416
Hyundai Mobis Co., Ltd.	2,818	371,986
Hyundai Motor Co.	6,125	747,486
Kakao Corp.	8,069	317,511
Kangwon Land, Inc.(1)	9,384	153,208
KB Financial Group, Inc.	4,943	149,271
Kia Corp.	10,062	500,806
KIWOOM Securities Co., Ltd.	2,085	109,144
Korea Shipbuilding & Offshore Engineering Co., Ltd.(1)	1,784	90,055
Korea Zinc Co., Ltd.	995	411,398
Korean Air Lines Co., Ltd.(1)	6,176	94,241
KT&G Corp.	9,317	562,560
Kumho Petrochemical Co., Ltd.	1,229	98,397
LegoChem Biosciences, Inc.(1)	4,397	108,514
LG Chem, Ltd.	1,592	587,823
LG Corp.	5,307	272,221
LG Display Co., Ltd.	8,289	68,694
LG Electronics, Inc.	4,500	244,194
LG H&H Co., Ltd.	582	255,101
LG Innotek Co., Ltd.	1,400	263,879
LG Uplus Corp.	22,484	168,130
Lotte Chemical Corp.	827	82,424
LS Corp.	3,961	155,391
MedPacto, Inc.(1)	2,253	36,898
Naturecell Co., Ltd.(1)	9,815	81,135
Naver Corp.	5,654	753,205
NCSoft Corp.	883	211,210
Nong Shim Co., Ltd.	480	99,473
Orion Corp. of Republic of Korea	2,576	184,221
Security	Shares	Value
South Korea (continued)
POSCO Holdings, Inc.	3,029	$ 441,833
S1 Corp.	2,867	115,480
Samsung Biologics Co., Ltd.(1)(3)	1,264	707,549
Samsung C&T Corp.	4,158	297,953
Samsung Electro-Mechanics Co., Ltd.	1,336	103,078
Samsung Electronics Co., Ltd.	93,282	3,425,244
Samsung SDI Co., Ltd.	1,221	459,271
Samsung SDS Co., Ltd.	659	52,482
SD Biosensor, Inc.	5,775	106,460
Seegene, Inc.	3,878	71,928
Shinhan Financial Group Co., Ltd.	5,915	137,400
Shinsegae, Inc.	779	124,476
SK Biopharmaceuticals Co., Ltd.(1)	1,761	69,381
SK Chemicals Co., Ltd.	1,155	72,694
SK Hynix, Inc.	9,559	546,777
SK Innovation Co., Ltd.(1)	6,825	676,341
SK Square Co., Ltd.(1)	2,041	50,930
SK Telecom Co., Ltd.	3,158	111,489
SK, Inc.	1,665	221,066
S-Oil Corp.	4,000	226,267
ST Pharm Co., Ltd.	1,947	111,042
Yuhan Corp.	6,408	241,657
Zyle Motors Corp.(1)(4)	4,895	0
		$ 20,778,278
Sri Lanka — 0.4%
Access Engineering PLC	1,978,107	$ 64,617
Ceylon Tobacco Co. PLC	96,609	188,704
Chevron Lubricants Lanka PLC	216,091	63,114
Commercial Bank of Ceylon PLC	370,657	55,724
Dialog Axiata PLC	9,641,167	226,626
Hatton National Bank PLC	297,576	68,814
Hemas Holdings PLC	342,755	59,524
John Keells Holdings PLC	1,681,224	630,746
National Development Bank PLC	525,666	61,438
Nations Trust Bank PLC(1)	314,289	41,354
Nestle Lanka PLC	15,593	39,591
Sampath Bank PLC	534,947	60,457
Teejay Lanka PLC	1,870,121	194,023
		$ 1,754,732
Taiwan — 6.7%
Accton Technology Corp.	13,000	$ 110,883
Acer, Inc.	212,000	145,960
Advantech Co., Ltd.	15,357	141,461
ASE Technology Holding Co., Ltd.	77,247	192,044

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Asia Cement Corp.	219,967	$ 272,348
Asustek Computer, Inc.	18,174	133,268
AUO Corp.	182,000	83,291
Catcher Technology Co., Ltd.	27,100	146,750
Cathay Financial Holding Co., Ltd.	90,351	113,240
Center Laboratories, Inc.	71,050	102,569
Chailease Holding Co., Ltd.	13,650	77,970
Cheng Loong Corp.	97,000	81,064
Cheng Shin Rubber Industry Co., Ltd.	394,010	441,495
China Airlines, Ltd.	272,963	167,846
China Development Financial Holding Corp.	184,000	69,193
China Petrochemical Development Corp.	407,426	121,716
China Steel Corp.	722,815	605,956
CHO Pharma, Inc.(1)	28,701	142,195
Chung Hung Steel Corp.	89,000	58,831
Chunghwa Telecom Co., Ltd.	490,780	1,756,568
Compal Electronics, Inc.	138,000	94,100
CTBC Financial Holding Co., Ltd.	182,000	113,223
Delta Electronics, Inc.	46,356	368,211
E Ink Holdings, Inc.	25,000	165,048
E.Sun Financial Holding Co., Ltd.	158,591	128,321
Eclat Textile Co., Ltd.	17,000	208,722
Eternal Materials Co., Ltd.	95,000	90,120
EVA Airways Corp.	223,334	197,441
Evergreen Marine Corp.	228,113	1,040,064
Far Eastern Department Stores, Ltd.	288,642	176,820
Far Eastern New Century Corp.	564,313	572,944
Far EasTone Telecommunications Co., Ltd.	220,776	502,341
Feng Hsin Steel Co., Ltd.	40,000	75,088
Feng TAY Enterprise Co., Ltd.	45,000	222,585
First Financial Holding Co., Ltd.	181,896	148,491
Formosa Chemicals & Fibre Corp.	213,755	463,642
Formosa Petrochemical Corp.	217,153	564,403
Formosa Plastics Corp.	245,959	669,493
Formosa Taffeta Co., Ltd.	193,000	163,991
Fubon Financial Holding Co., Ltd.	57,971	90,656
Fulgent Sun International Holding Co., Ltd.	25,000	124,670
Gamania Digital Entertainment Co., Ltd.	52,000	94,742
Giant Manufacturing Co., Ltd.	24,531	157,928
Globalwafers Co., Ltd.	7,000	79,845
Goldsun Building Materials Co., Ltd.	143,000	107,698
Gongwin Biopharm Holdings Co., Ltd.(1)	11,913	153,323
Great Wall Enterprise Co., Ltd.	178,602	249,764
Highwealth Construction Corp.	215,423	264,131
Hiwin Technologies Corp.	38,233	211,705
Hon Hai Precision Industry Co., Ltd.	213,806	684,632
Security	Shares	Value
Taiwan (continued)
Hota Industrial Manufacturing Co., Ltd.	47,000	$ 135,073
Hotai Motor Co., Ltd.	42,000	752,914
Hua Nan Financial Holdings Co., Ltd.	160,479	111,959
Huaku Development Co., Ltd.	86,000	244,995
Innolux Corp.	453,000	147,560
International Games System Co., Ltd.	18,000	202,929
Kenda Rubber Industrial Co., Ltd.	107,000	107,319
Kinpo Electronics, Inc.	229,000	95,929
Largan Precision Co., Ltd.	2,042	107,044
Lien Hwa Industrial Holdings Corp.	109,200	173,998
Lite-On Technology Corp.	57,000	114,323
Lotus Pharmaceutical Co., Ltd.	57,000	290,731
Makalot Industrial Co., Ltd.	14,000	80,493
MediaTek, Inc.	27,664	477,381
Medigen Vaccine Biologics Corp.(1)	78,477	196,131
Mega Financial Holding Co., Ltd.	183,155	179,197
Merida Industry Co., Ltd.	44,907	253,859
Microbio Co., Ltd.	99,735	207,300
Micro-Star International Co.	22,000	74,055
momo.com, Inc.	12,800	213,607
Nan Kang Rubber Tire Co., Ltd.(1)	100,819	118,048
Nan Ya Plastics Corp.	212,378	445,656
Nanya Technology Corp.	51,165	78,409
Nien Made Enterprise Co., Ltd.	14,000	110,522
Novatek Microelectronics Corp.	15,479	105,940
OBI Pharma, Inc.(1)	46,742	104,802
Pegatron Corp.	81,486	149,560
Pharmally International Holding Co., Ltd.(1)(4)	38,000	0
Polaris Group(1)	80,000	323,400
Pou Chen Corp.	501,309	448,106
Powerchip Semiconductor Manufacturing Corp.	62,000	55,409
President Chain Store Corp.	87,716	778,291
Quanta Computer, Inc.	80,000	193,654
Radiant Opto-Electronics Corp.	41,350	130,621
Realtek Semiconductor Corp.	17,542	148,091
Ruentex Development Co., Ltd.	246,759	396,648
Ruentex Industries, Ltd.	151,421	242,605
Sanyang Motor Co., Ltd.	377,000	453,281
Silicon Motion Technology Corp. ADR	2,100	136,899
Simplo Technology Co., Ltd.	12,652	104,681
Sino-American Silicon Products, Inc.	18,000	73,529
Standard Foods Corp.	129,000	155,170
Synnex Technology International Corp.	117,569	194,759
TA Chen Stainless Pipe Co.	119,180	140,978
TaiDoc Technology Corp.	20,000	102,989
Tainan Spinning Co., Ltd.	516,407	267,846

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Taiwan Cement Corp.	362,497	$ 386,064
Taiwan Fertilizer Co., Ltd.	53,000	91,607
Taiwan High Speed Rail Corp.	159,000	142,407
Taiwan Hon Chuan Enterprise Co., Ltd.	42,000	110,541
Taiwan Mobile Co., Ltd.	220,858	664,714
Taiwan Semiconductor Manufacturing Co., Ltd.	285,747	3,787,688
Tatung Co., Ltd. (1)	171,000	170,877
Tong Yang Industry Co., Ltd.	86,000	130,368
TTY Biopharm Co., Ltd.	167,780	383,527
Tung Ho Steel Enterprise Corp.	49,000	76,073
Unimicron Technology Corp.	39,000	142,768
Uni-President Enterprises Corp.	624,588	1,320,873
United Microelectronics Corp.	252,323	282,374
Vanguard International Semiconductor Corp.	54,544	110,501
Voltronic Power Technology Corp.	6,000	263,883
Walsin Lihwa Corp.	326,980	412,988
Wan Hai Lines, Ltd.	84,000	175,227
Wiwynn Corp.	3,000	75,811
Yageo Corp.	14,362	121,230
Yang Ming Marine Transport Corp.	151,000	290,103
YFY, Inc.	101,000	75,027
Yieh Phui Enterprise Co., Ltd.	254,465	107,341
Yuanta Financial Holding Co., Ltd.	107,834	66,131
Yulon Motor Co., Ltd.	88,000	113,401
YungShin Global Holding Corp.	59,000	73,695
		$ 32,350,700
Thailand — 5.2%
Advanced Info Service PCL(8)	140,900	$ 726,715
Airports of Thailand PCL(1)(8)	604,300	1,157,475
Amata Corp. PCL(8)	203,300	100,054
AP Thailand PCL(8)	549,560	138,082
Bangkok Bank PCL(8)	42,500	153,168
Bangkok Chain Hospital PCL(8)	959,400	452,739
Bangkok Dusit Medical Services PCL(8)	1,979,400	1,543,085
Bangkok Expressway & Metro PCL(8)	1,324,754	322,264
Banpu PCL(8)	667,200	216,296
Berli Jucker PCL(8)	219,700	189,626
BTS Group Holdings PCL(8)	1,033,700	226,618
Bumrungrad Hospital PCL(8)	203,300	1,218,964
Central Pattana PCL(8)	276,500	475,588
Central Retail Corp. PCL(8)	585,000	608,987
CH. Karnchang PCL(8)	194,800	111,962
Charoen Pokphand Foods PCL(8)	487,600	323,059
Chularat Hospital PCL(8)	3,340,700	325,922
CP ALL PCL(8)	418,400	621,297
Security	Shares	Value
Thailand (continued)
Delta Electronics (Thailand) PCL(8)	286,800	$ 4,942,087
Electricity Generating PCL(8)	33,200	144,905
Energy Absolute PCL(8)	172,800	402,718
Global Power Synergy PCL(8)	76,700	128,980
Gulf Energy Development PCL(8)	418,400	579,779
Hana Microelectronics PCL(8)	534,100	517,064
Home Product Center PCL(8)	912,260	324,814
Indorama Ventures PCL(8)	346,871	355,909
Jasmine International PCL(1)(8)	2,504,800	172,943
Kasikornbank PCL(8)	62,500	237,491
Kiatnakin Phatra Bank PCL(8)	86,900	157,606
Krung Thai Bank PCL(8)	407,925	179,982
Land & Houses PCL(8)	1,034,900	243,190
Mega Lifesciences PCL(8)	234,200	285,832
Minor International PCL(1)(8)	1,389,236	970,689
PTT Exploration & Production PCL(8)	222,916	950,561
PTT Global Chemical PCL(8)	306,705	335,636
PTT PCL(8)	1,176,400	1,057,903
Quality House PCL(8)	3,330,683	188,730
Ratch Group PCL(8)	152,400	165,238
SCB X PCL(8)	78,000	214,006
Siam Cement PCL(8)	50,911	439,218
Siam Global House PCL(8)	521,018	276,606
Star Petroleum Refining PCL(8)	362,600	101,897
Supalai PCL(8)	314,400	157,257
SVI PCL(8)	794,000	164,039
Thai Beverage PCL	714,200	297,331
Thai Oil PCL(8)	175,500	237,885
Thai Union Group PCL(8)	480,092	237,450
TOA Paint Thailand PCL(8)	174,300	152,303
Total Access Communication PCL(8)	96,800	116,417
TPI Polene PCL(8)	2,914,200	130,060
True Corp. PCL(8)	4,118,582	549,536
TTW PCL(8)	544,700	143,011
VGI PCL(8)	1,361,600	143,853
WHA Corp. PCL(8)	3,200,800	297,404
		$ 24,912,231
Tunisia — 0.8%
Attijari Bank	14,910	$ 177,855
Banque de Tunisie	142,212	250,310
Banque Internationale Arabe de Tunisie	22,272	571,508
Banque Nationale Agricole	25,291	64,510
Carthage Cement(1)	469,841	276,820
Euro Cycles S.A.	38,028	360,040
Poulina Group	112,565	327,626

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Tunisia (continued)
Societe d'Articles Hygieniques S.A.	151,019	$ 450,084
Societe Frigorifique et Brasserie de Tunis S.A.	190,193	905,611
Telnet Holding	121,453	277,214
Union Internationale de Banques S.A.	42,491	265,004
		$ 3,926,582
Turkey — 5.3%
Akbank T.A.S.	508,387	$ 309,223
Aksa Akrilik Kimya Sanayii AS	99,477	306,831
Aksa Enerji Uretim AS	590,074	1,174,276
Alarko Holding AS	34,678	109,642
Anadolu Efes Biracilik ve Malt Sanayii AS	97,554	210,786
Arcelik AS	159,850	577,651
Aselsan Elektronik Sanayi Ve Ticaret AS	104,207	164,385
Aydem Yenilenebilir Enerji AS(1)	330,373	262,230
Aygaz AS	136,427	326,734
BIM Birlesik Magazalar AS	222,809	1,388,123
Biotrend Cevre VE Enerji Yatirimlari AS(1)	237,727	161,186
Coca-Cola Icecek AS	48,719	354,103
Deva Holding AS	65,454	124,946
Dogan Sirketler Grubu Holding AS	691,379	179,021
Dogus Otomotiv Servis ve Ticaret AS	36,493	190,977
EGE Endustri VE Ticaret AS	1,386	168,802
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	72,715	58,909
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,800,407	576,594
Enerjisa Enerji AS(3)	256,761	239,267
Enka Insaat ve Sanayi AS	377,198	344,619
Eregli Demir ve Celik Fabrikalari TAS	495,852	773,180
Fenerbahce Futbol AS(1)	82,364	236,528
Ford Otomotiv Sanayi AS	47,200	831,479
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	197,041	244,423
Gubre Fabrikalari TAS(1)	24,199	164,914
Haci Omer Sabanci Holding AS	193,229	268,054
Hektas Ticaret TAS(1)	117,012	366,693
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	318,733	161,752
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	183,692	182,238
Is Gayrimenkul Yatirim Ortakligi AS(1)	1,225,066	404,397
Iskenderun Demir ve Celik AS	96,065	128,563
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	383,244	245,815
Kerevitas Gida Sanayi ve Ticaret AS(1)	289,798	127,942
KOC Holding AS	254,868	620,366
Kordsa Teknik Tekstil AS	61,320	188,004
Koza Altin Isletmeleri AS	11,800	115,787
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	124,600	178,679
Security	Shares	Value
Turkey (continued)
Logo Yazilim Sanayi Ve Ticaret AS	147,998	$ 361,480
Mavi Giyim Sanayi Ve Ticaret AS, Class B(3)	56,075	216,953
Migros Ticaret AS(1)	43,832	238,667
MLP Saglik Hizmetleri AS(1)(3)	191,475	508,635
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	2,521,933	862,607
Otokar Otomotiv Ve Savunma Sanayi AS	1,920	58,386
Pegasus Hava Tasimaciligi AS(1)	10,262	130,885
Petkim Petrokimya Holding AS(1)	631,618	424,167
Sasa Polyester Sanayi AS(1)	144,986	532,530
Selcuk Ecza Deposu Ticaret ve Sanayi AS	321,343	398,642
Sinpas Gayrimenkul Yatirim Ortakligi AS(1)	1,179,267	275,354
Sok Marketler Ticaret AS(1)	154,751	172,444
TAV Havalimanlari Holding AS(1)	46,856	159,173
Tofas Turk Otomobil Fabrikasi AS	105,830	522,078
Turk Hava Yollari AO(1)	144,641	549,197
Turk Ilac VE Serum Sanayi AS(1)	295,257	163,443
Turk Telekomunikasyon AS	736,965	426,117
Turk Traktor ve Ziraat Makineleri AS	9,065	136,644
Turkcell Iletisim Hizmetleri AS	1,698,862	1,805,396
Turkiye Is Bankasi AS, Class C	714,074	287,570
Turkiye Petrol Rafinerileri AS(1)	188,666	2,936,267
Turkiye Sise ve Cam Fabrikalari AS	311,480	424,447
Turkiye Vakiflar Bankasi TAO(1)	535,128	199,699
Ulker Biskuvi Sanayi AS(1)	181,912	201,263
Vakif Gayrimenkul Yatirim Ortakligi AS(1)	965,986	144,492
Vestel Elektronik Sanayi ve Ticaret AS	57,591	123,989
Yapi ve Kredi Bankasi AS	316,986	120,827
Ziraat Gayrimenkul Yatirim Ortakligi AS	1,504,758	327,713
Zorlu Enerji Elektrik Uretim AS(1)	1,062,278	204,667
		$ 25,380,851
United Arab Emirates — 1.3%
Abu Dhabi Commercial Bank PJSC	94,316	$ 231,343
Abu Dhabi National Oil Co. for Distribution PJSC	223,509	270,172
Agthia Group PJSC	138,550	178,650
Air Arabia PJSC	646,580	366,098
Aldar Properties PJSC	753,712	860,405
Dana Gas PJSC	1,234,795	317,552
Dubai Investments PJSC	527,093	332,893
Emaar Properties PJSC	520,324	816,455
Emirates Telecommunications Group Co. PJSC	249,055	1,582,995
First Abu Dhabi Bank PJSC	296,080	1,436,126
		$ 6,392,689
Vietnam — 2.3%
An Phat Holdings JSC(1)	99,600	$ 44,796

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Vietnam (continued)
Bank for Foreign Trade of Vietnam JSC	251,577	$ 767,305
Bank for Investment and Development of Vietnam JSC	51,100	72,010
Development Investment Construction Corp.(1)	11	13
FLC Faros Construction JSC(1)(4)	6	0
Gelex Group JSC	309,000	242,545
HAGL JSC(1)	283,740	155,387
Ho Chi Minh City Infrastructure Investment JSC(1)	200,000	159,093
Hoa Phat Group JSC	1,629,993	1,436,658
Hoa Sen Group(1)	162,000	99,041
Hoang Huy Investment Financial Services JSC	279,600	130,310
Khang Dien House Trading and Investment JSC(1)	76,340	89,356
KIDO Group Corp.	44,303	115,779
Kinh Bac City Development Share Holding Corp.(1)	327,160	393,708
Masan Group Corp.	229,632	946,120
No Va Land Investment Group Corp.(1)	151,200	535,538
PetroVietnam Drilling & Well Services JSC(1)	201,177	166,471
PetroVietnam Fertilizer & Chemical JSC	80,500	156,418
PetroVietnam Gas JSC	62,630	285,506
Petrovietnam Power Corp.	1,105,600	567,653
PetroVietnam Technical Services Corp.	92,872	90,148
Petrovietnam Transportation Corp.	104,800	85,214
Phat Dat Real Estate Development Corp.(1)	67,877	144,779
Saigon - Hanoi Commercial Joint Stock Bank(1)	100,900	52,178
Saigon Beer Alcohol Beverage Corp.	22,900	176,934
Saigon Thuong Tin Commercial JSB(1)	132,900	113,542
SSI Securities Corp.	132,003	108,016
Thaiholdings JSC(1)	74,800	140,902
Thanh Thanh Cong - Bien Hoa JSC(1)	106,400	71,607
Viet Capital Securities JSC	61,230	74,391
Vietjet Aviation JSC(1)	160,594	744,840
Vietnam Airlines JSC(1)	173,300	96,353
Vietnam Construction and Import-Export JSC	192,392	169,686
Vietnam Dairy Products JSC	319,848	965,641
Vietnam National Petroleum Group(1)	30	41
Viglacera Corp. JSC	76,800	163,226
Vincom Retail JSC(1)	229,413	267,584
Vingroup JSC(1)	320,579	736,415
Vinh Hoan Corp.	45,200	159,663
Vinhomes JSC(3)	165,800	350,661
		$ 11,075,528
Total Common Stocks (identified cost $341,760,265)		$475,466,684

Rights(1) — 0.0%(9)
Security	Shares	Value
Brazil — 0.0%(9)
Localiza Rent a Car S.A., Exp. 10/31/22	162	$ 330
		$ 330
Morocco — 0.0%
Bank of Africa, Exp. 10/3/23	8,679	$ 0
		$ 0
Oman — 0.0%(9)
Sohar International Bank SAOG	483,181	$ 1,255
		$ 1,255
Philippines — 0.0%(9)
Globe Telecom, Inc., Exp. 10/7/22	1,189	$ 7,099
		$ 7,099
Romania — 0.0%(9)
OMV Petrom S.A., Exp. 10/13/22	11,375,358	$ 94,879
		$ 94,879
Total Rights (identified cost $0)		$ 103,563

Short-Term Investments — 0.8%
Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.80%(10)	698,131	$ 698,131
Total Affiliated Fund (identified cost $698,131)		$ 698,131

Securities Lending Collateral — 0.7%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(11)	3,147,662	$ 3,147,662
Total Securities Lending Collateral (identified cost $3,147,662)		$ 3,147,662
Total Short-Term Investments (identified cost $3,845,793)		$ 3,845,793

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Value
Total Investments — 99.7% (identified cost $345,606,058)	$479,416,040
Other Assets, Less Liabilities — 0.3%	$ 1,383,701
Net Assets — 100.0%	$480,799,741
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2022. The aggregate market value of securities on loan at September 30, 2022 was $8,130,804 and the total market value of the collateral received by the Fund was $8,964,568, comprised of cash of $3,147,662 and U.S. government and/or agencies securities of $5,816,906.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2022, the aggregate value of these securities is $17,385,723 or 3.6% of the Fund's net assets.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At September 30, 2022, the aggregate value of these securities is $1,555,509 or 0.3% of the Fund's net assets.
(6)	Trading of securities has been suspended.
(7)	Securities are traded on separate exchanges for the same entity.
(8)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(9)	Amount is less than 0.05%.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2022.
(11)	Represents investment of cash collateral received in connection with securities lending.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	12.1%	$58,116,561
Consumer Staples	10.9	52,228,372
Industrials	10.2	49,273,998
Consumer Discretionary	9.7	46,588,135
Materials	9.4	45,449,477
Energy	9.3	44,598,037
Health Care	9.1	43,560,848
Communication Services	8.8	42,154,464
Information Technology	8.6	41,271,259
Real Estate	5.5	26,650,139
Utilities	5.3	25,678,957
Short-Term Investments	0.8	3,845,793
Total Investments	99.7%	$479,416,040
Abbreviations:
ADR	– American Depositary Receipt
BDR	– Brazilian Depositary Receipt
GDR	– Global Depositary Receipt
PCL	– Public Company Limited
PFC Shares	– Preference Shares

The Fund did not have any open derivative instruments at September 30, 2022.
Affiliated Investments
At September 30, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) was $698,131, which represents 0.1% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$236,162	$14,851,136	$(14,389,167)	$ —	$ —	$698,131	$6,850	698,131

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Asia/Pacific	$ 7,909,275	$227,693,439	$ 0	$235,602,714
Emerging Europe	142,024	62,930,325	0	63,072,349
Latin America	70,581,288	7,189,592	—	77,770,880
Middle East/Africa	2,175,857	93,912,821	2,932,063	99,020,741
Total Common Stocks	$80,808,444	$391,726,177**	$2,932,063	$475,466,684
Rights	$ 1,585	$ 101,978	$ —	$ 103,563
Short-Term Investments:
Affiliated Fund	698,131	—	—	698,131
Securities Lending Collateral	3,147,662	—	—	3,147,662
Total Investments	$84,655,822	$391,828,155	$2,932,063	$479,416,040
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2022 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.